Accounts Receivable (Details) - Schedule of an Aged Analysis of Accounts Receivables - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of an Aged Analysis of Accounts Receivables [Line Items]
Accounts receivable, Gross	$ 6,531,667	$ 6,303,689
Allowance for doubtful accounts	(46,722)	(33,184)
Accounts receivable, Net	6,484,945	$ 6,270,505
Accounts Receivable, Net [Member]
Schedule of an Aged Analysis of Accounts Receivables [Line Items]
Accounts receivable, Gross	6,531,667
Allowance for doubtful accounts	(46,722)
Accounts receivable, Net	6,484,945
Within 90 days [Member]
Schedule of an Aged Analysis of Accounts Receivables [Line Items]
Accounts receivable, Gross	5,646,861
Allowance for doubtful accounts
Accounts receivable, Net	5,646,861
91-180 days [Member]
Schedule of an Aged Analysis of Accounts Receivables [Line Items]
Accounts receivable, Gross	154,474
Allowance for doubtful accounts
Accounts receivable, Net	154,474
181-365 days [Member]
Schedule of an Aged Analysis of Accounts Receivables [Line Items]
Accounts receivable, Gross	705,456
Allowance for doubtful accounts	(35,273)
Accounts receivable, Net	670,183
Greater than 1 year [Member]
Schedule of an Aged Analysis of Accounts Receivables [Line Items]
Accounts receivable, Gross	24,876
Allowance for doubtful accounts	(11,449)
Accounts receivable, Net	$ 13,417